Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Revenues
Rental income	$ 21,396,035	$ 20,212,879
Total revenues	21,396,035	20,212,879
Expenses
Real estate operating expenses	14,662,851	14,306,967
Administrative and general expenses	5,647,733	4,958,227
Depreciation	1,742,458	1,785,468
Total expenses	22,053,042	21,050,662
Loss from operations	(657,007)	(837,783)
Other income and interest expense
Investment income	300,377	173,548
Change in fair value of marketable securities	(393,763)	446,126
Interest expense	(251,978)	(265,585)
Extinguishment of debt		722,726
Total investment income and interest expense	(345,364)	1,076,815
Income (loss) before income tax	(1,002,371)	239,032
Income tax provision (benefit)	(290,000)	(159,000)
Net loss	$ (712,371)	$ 398,032
Income (loss) per common share, basic and diluted (in Dollars per share)	$ (0.35)	$ 0.20
Dividends per share (in Dollars per share)
Average common shares outstanding, basic and diluted (in Shares)	2,015,780	2,015,780